Share-based payments (Details Narrative)	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2024 $ / shares	Jun. 30, 2024 AUD ($)
Share-based Payments
Performance rights liability		$ 2,203,370
Employee services recognised	$ 426,899	460,603
Employee services recognised	$ 1,047,436
Fair value of share price granted | $ / shares			$ 9.45